INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Components of the Company's loss before income taxes

	Year ended December 31,
	2025	2024
Loss before income taxes:
Domestic	$(74,059)	$(50,284)
Foreign	214	(4,060)
Total	$(73,845)	$(54,344)

Reconciliation of effective tax rate

	Year ended December 31, 2025
	Amount
	(in thousands)	Percent
U.S. federal statutory tax rate	$(15,507)	21%
Foreign tax effects
Foreign rate differential	(45)	0.05%
Changes in valuation allowance	12,608	(17)%
Nontaxable or nondeductible items
Change in fair value of convertible promissory notes	1,866	(2.5)%
Other nontaxable or nondeductible items	746	(1)%
Other adjustments	332	(0.55)%
Effective Tax Rate	—	—%

Year ended
December 31, 2024
% of Pretax Loss
Statutory US federal tax rate	21%
Foreign rate differential	(1)%
Stock-based compensation	(1)%
Valuation allowance	(19)%
Effective Tax Rate	—%

Components of the Company's net deferred tax assets

	As of December 31,
	2025	2024
Deferred Tax Assets
Depreciation	$707	$69
Lease liability	2,247	5,062
Capitalized research and development costs	8,670	9,445
Stock compensation	3,065	1,549
Other	2	48
Net operating losses	46,467	31,292
Research and development credits	5,063	5,063
Gross Deferred Tax Assets	$66,221	$52,528
Valuation allowance	(64,142)	(48,312)
Deferred tax assets, net	$2,079	$4,216
Deferred Tax Liabilities
Right-of-use assets	$(1,994)	$(4,089)
Unrealized exchange gain	(85)	(127)
Deferred tax liabilities, net	(2,079)	(4,216)
Net Deferred Tax Assets	$—	$—